Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2018
Financial Assets At Amortized Cost [Abstract]
Disclosure Of Financial Assets At Amortized Cost [Text Block]
Note 7.	Financial Assets at Amortized Cost

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Time deposit with original maturities more than three months	$5,140	10,358	11,229

The financial assets at amortized cost are in China Yuan (CNY) and US dollar denominated time deposits with original maturities of more than three months and the expected holding period as of January 1, 2017, December 31, 2017 and 2018 is due in one year or less.

As of January 1, 2017, December 31, 2017 and 2018, no financial assets at amortized cost were pledged with banks as collaterals.